Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of inventory, current
Inventories consisted of the following at December 31, 2012 and December 31, 2011:

	December 31, 2012	December 31, 2011
Raw materials and work in process	$107	$135
Finished goods	267	259
Total inventories	$374	$394